PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advance to employees for business development purposes (a)	$ 131,790	$ 700,940
Prepaid service fees (b)	64,189	891,098
Prepayment for advertising services (c )	609,763	400,895
Advance to vendors (d)	10,000	428,349
Others (e)	55,209	78,653
Total	$ 870,951	$ 2,499,935